INVENTORIES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	NOTE 3 - INVENTORIES Inventories are stated at the lower of cost (first-in, first-out basis) or market (net realizable value).
NOTE 3	INVENTORIES

Inventories are recorded at the lower of cost or market.  Inventories at March 31, 2011 and 2010 consist of the following:

	2011	2010
Finished Goods	$156,399	$164,529
Raw Materials	1,507,419	1,701,188
	1,663,818	1,865,717
Less: Inventory Valuation Reserve	(1,047,456)	(494,425)
	$616,362	$1,371,292

The Inventory Valuation Reserve as of March 31, 2011, consists of raw materials with an aggregate cost of $918,355 having no commercial value due to the FDA’s decision to remove Lodrane from the market and the FDA’s recent reclassification of the Company’s application to transfer the manufacturing site of Hydromorphone to its facilities from CBE-30 to Prior Approval, as well as $35,762 in expired raw materials which have not yet been destroyed and $93,339 in mark-to-market adjustments required to fairly state the Company’s raw materials inventory at the lower of cost or market, with current replacement cost being the standard upon which the market value is determined.

Please refer to the Current Reports on Form 8-K filed with the SEC on March 4, 2011 and June 6, 2011 for details on the FDA’s decision to remove Lodrane from the market and the FDA’s reclassification of the Company’s application for transfer of manufacturing site, respectively, with such filings being herein incorporated by reference.

The Inventory Valuation Reserve as of March 31, 2010, consisted of $494,425 in mark-to-market adjustments required to fairly state the Company’s raw materials inventory at the lower of cost or market, with current replacement cost being the standard upon which the market value is determined.